SHARE-BASED PAYMENT - Schedule of Movement of Compensation Plans (Details) R$ / shares in Units, R$ in Thousands	3 Months Ended	12 Months Ended						181 Months Ended
	Mar. 31, 2025 share shares	Dec. 31, 2025 BRL (R$) shares R$ / shares	Dec. 31, 2025 BRL (R$) share R$ / shares shares	Dec. 31, 2025 BRL (R$) R$ / shares shares	Dec. 31, 2025 BRL (R$) R$ / shares shares	Dec. 31, 2024 BRL (R$) share R$ / shares shares	Dec. 31, 2023 BRL (R$) share	Dec. 31, 2024 BRL (R$) shares share R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	26,646,536,000		26,646,536,000			22,312,679,000
Granted (in shares)	250,000,000					5,207,253,000
Exercised (in shares)			(248,045,000)			(629,649,000)
Canceled (in shares)			(16,927,699,000)			(243,747,000)
Ending balance (in shares)			9,470,792,000			26,646,536,000	22,312,679,000	26,646,536,000
Weighted average share price (in usd per price) | R$ / shares				R$ 0.18		R$ 3.54
Expense from share-based payment transactions | R$					R$ 70,779	R$ 43,455	R$ 71,643
Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	24,624,503,000		24,624,503,000			20,521,684,000
Granted (in shares)						4,200,000,000		34,647,866,000
Exercised (in shares)			0			(3,000,000)
Canceled (in shares)			(15,787,673,000)			(94,181,000)
Ending balance (in shares)		8,836,830,000	8,836,830,000			24,624,503,000	20,521,684,000	24,624,503,000
Weighted average share price (in usd per price) | R$ / shares				R$ 0		R$ 5.97
Option plan cash inflow | R$		R$ 0	R$ 0	R$ 0	0	R$ 18		R$ 18
Expense from share-based payment transactions | R$					62,030	R$ 38,794	R$ 61,646
Phantom shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	181,011,000		181,011,000			246,930,000
Granted (in shares)						0
Exercised (in shares)			0			(18,177,000)
Canceled (in shares)			(82,845,000)			(47,742,000)
Ending balance (in shares)			98,166,000			181,011,000	246,930,000	181,011,000
Weighted average share price (in usd per price) | R$ / shares				R$ 0		R$ 10.35
Flat cash inflow of phantom shares | R$		R$ 0	R$ 0	R$ 0	R$ 0	R$ 188		R$ 188
Total liability related to the phantom shares | R$ / shares		R$ 0	R$ 0	R$ 0	R$ 0	R$ 36,000		R$ 36,000
Expense from share-based payment transactions | R$					R$ (37)	R$ (1,700)	R$ 904
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	1,841,022,000		1,841,022,000			1,544,065,000
Granted (in shares)						1,007,253,000
Exercised (in shares)			(248,045,000)			(608,472,000)
Canceled (in shares)			(1,057,181,000)			(101,824,000)
Ending balance (in shares)			535,796,000			1,841,022,000	1,544,065,000	1,841,022,000
Income tax related to the transfer of RSU | R$					R$ 98	R$ 1,439
Number of shares equivalent to RSU IR (in shares) | shares		68,229,000	68,229,000	68,229,000	68,229,000	167,093,000		167,093,000
Expense from share-based payment transactions | R$					R$ 8,786	R$ 6,361	R$ 9,093